DISCONTINUED OPERATIONS - NET EARNINGS FROM DISCONTINUED OPERATIONS FOR BATTERIES (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Earnings/(Loss) from Discontinued Operations		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,335	$ (118)	$ 0	$ 5,217	$ 577
Batteries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales, Discontinued Operations												1,517
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax												266
Disposal Group, Including Discontinued Operation, Other Expense												(402)
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period												(45)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax												(288)
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation	[1]											710
Net Earnings/(Loss) from Discontinued Operations											$ 0	$ 241

[1]	The income tax benefit of the Batteries divestiture primarily represents the reversal of underlying deferred tax balances.